Annual Total Returns - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund - Fidelity Global Credit Fund	Mar. 01, 2025
Bar Chart Table:
Annual Return 2015	(5.00%)
Annual Return 2016	2.65%
Annual Return 2017	8.90%
Annual Return 2018	(2.82%)
Annual Return 2019	14.64%
Annual Return 2020	8.36%
Annual Return 2021	(0.63%)
Annual Return 2022	(19.73%)
Annual Return 2023	7.14%
Annual Return 2024	8.42%